Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES
Components of Income Tax Expense/(Benefit)

	For the years ended
	12-31-2018	12-31-2017	12-31-2016
Current Income Tax and Adjustments to Current Income Tax for Previous Periods	ThCh$	ThCh$	ThCh$
Current income tax	(47,840,814)	(133,038,125)	(135,594,643)
Adjustments to current tax from the previous period	(5,882,343)	(24,409)	(295,585)
Current tax income/(expense) related to hedge accounting	(38,594,801)	18,309,177	23,630,564
Current tax expense, net	(92,317,958)	(114,753,357)	(112,259,664)
Expense from deferred taxes for origination and reversal of temporary differences	(17,447,105)	2,653,838	29,042,729
Expense for deferred income tax due to changes in tax rates or the introduction of new taxes	4,818,298	—	—
Total deferred tax benefit	(12,628,807)	2,653,838	29,042,729
Income tax expense, continuing operations	(104,946,765)	(112,099,519)	(83,216,935)

Reconciliation of Computed Income Tax Expense

	Rate	12-31-2018	Rate	12-31-2017	Rate	12-31-2016
Reconciliation of Tax Expense	%	ThCh$	%	ThCh$	%	ThCh$
ACCOUNTING PROFIT BEFORE INCOME TAX		423,152,001		537,641,734		525,076,863
Total tax income (expense) using statutory rate	(27.00%)	(114,251,041)	(25.50%)	(137,098,643)	(24.00%)	(126,018,446)
Tax effect of rates applied in other countries	—	—	0.06%	328,968	0.06%	330,353
Tax effect of non-taxable revenues	0.19%	801,347	6.43%	34,547,907	7.51%	39,421,280
Tax effect of non-tax-deductible expenses	(0.32%)	(1,370,485)	(3.09%)	(16,589,585)	(1.95%)	(10,216,591)
Tax effect of adjustments to deferred taxes in previous periods	(1.39%)	(5,882,343)	(0.00%)	(24,409)	(0.05%)	(295,585)
Deferred tax adjustments from previous years	1.14%	4,818,298	—	—	—	—
Price level restatement for tax purposes (equity investments)	2.58%	10,937,459	1.25%	6,736,243	2.58%	13,562,054
Total adjustments to tax expense using statutory rates	2.20%	9,304,276	4.65%	24,999,124	8.15%	42,801,511
Actual income tax expense	(24.80%)	(104,946,765)	(20.85%)	(112,099,519)	(15.85%)	(83,216,935)